Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Common Stock A Common Stock	Common Stock B Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Noncontrolling interest	Total
Balance at Jun. 30, 2023			$ 24,150,757	$ (28,063,258)	$ 393,252	$ (60,848)	$ (3,580,097)
Balance (in Shares) at Jun. 30, 2023	1,889,315
Net loss				(11,377,064)		(10,695)	(11,387,759)
Issuance of common stock for equity financing			8,061,286				8,061,286
Issuance of common stock for equity financing (in Shares)	685,940
Shares issued for stock compensation expense			6,389,728				6,389,728
Shares issued for stock compensation expense (in Shares)	912,221
Shares issued for paying officers’ accrued salary and bonus			359,598				359,598
issued shares	102,144
Foreign currency translation gain (loss)					(151,044)	10	(151,034)
Balance at Jun. 30, 2024			38,961,369	(39,440,322)	242,208	(71,533)	(308,278)
Balance (in Shares) at Jun. 30, 2024	3,589,620
Net loss				(5,085,694)		(432)	(5,086,126)
Noncontrolling interest disposal at closure of the entity						1,391	1,391
Issuance of common stock for equity financing			1,958,752				1,958,752
Issuance of common stock for equity financing (in Shares)	692,308
Issuance of common stock for equity financing - related parties			3,980,381				3,980,381
Issuance of common stock for equity financing - related parties (in Shares)	1,932,224
Shares issued for stock compensation expense			1,698,781				1,698,781
Shares issued for stock compensation expense (in Shares)	661,978
Shares issued for purchase of intangible assets from the Company’s major shareholders
Shares issued for purchase of intangible assets from the Company’s major shareholders (in Shares)	1,167,253
Shares issued for paying officers’ accrued salary and bonus			194,062				194,062
issued shares	84,744
Forgiveness of debt by shareholders			546,293				546,293
Foreign currency translation gain (loss)					(103,622)	60,561	(43,061)
Balance at Jun. 30, 2025			47,339,638	(44,526,016)	138,586	(10,013)	2,942,195
Balance (in Shares) at Jun. 30, 2025	8,128,127
Net loss				(2,186,440)		(502)	(2,186,942)
Shares issued for stock compensation expense			1,560,923				1,560,923
Shares issued for stock compensation expense (in Shares)	877,195
Shares issued for purchase of intangible assets			4,526,106				4,526,106
Shares issued for purchase of intangible assets (in Shares)	7,192,464
Shares issued for paying officers’ accrued salary and bonus			265,876				265,876
issued shares	65,391
Forgiveness of debt by shareholders			15,421				15,421
Transfer to Common Stock B
Transfer to Common Stock B (in Shares)	(4,000,000)	4,000,000
Foreign currency translation gain (loss)					124,528	(525)	124,003
Balance at Jun. 30, 2026			$ 53,707,964	$ (46,712,456)	$ 263,114	$ (11,040)	$ 7,247,582
Balance (in Shares) at Jun. 30, 2026	12,263,177	4,000,000